Condensed Interim Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted net income per share	$ 0.22	$ 0.09